GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Salaries And Benefits	$ 1,892	$ 1,277
Office And Miscellaneous	1,189	647
Professional Fees	713	402
Management And Consulting Fees	499	451
Investor Relations	303	227
Directors Fees	153	182
Regulatory And Compliance Fees	146	170
Depreciation	140	140
Travel And Promotion	121	70
General And Administrative Expenses	$ 5,156	$ 3,566